Consolidated Statements of Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Net revenue:
Dialysis Care Revenue	$ 3,276,629,000	$ 2,886,742,000	$ 9,135,597,000	$ 8,439,921,000
Valuation Allowances and Reserves, Adjustments	(79,871,000)	(73,590,000)	(207,823,000)	(205,137,000)
Net Dialysis care revenue	3,196,758,000	2,813,152,000	8,927,774,000	8,234,784,000
Dialysis Products Revenue	916,004,000	852,980,000	2,583,382,000	2,507,784,000
Net revenue	4,112,762,000	3,666,132,000	11,511,156,000	10,742,568,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,393,333,000	2,097,751,000	6,712,355,000	6,139,317,000
Dialysis Products Cost of Revenue	431,341,000	399,252,000	1,217,163,000	1,166,231,000
Cost of revenues	2,824,674,000	2,497,003,000	7,929,518,000	7,305,548,000
Gross profit	1,288,088,000	1,169,129,000	3,581,638,000	3,437,020,000
Operating expenses:
Selling, general and administrative	670,405,000	584,549,000	1,920,779,000	1,771,619,000
Research and development	30,234,000	33,211,000	90,963,000	94,504,000
Income from equity method investees	(3,451,000)	(5,294,000)	(21,942,000)	(14,518,000)
Gain on the sale of dialysis clinics	976,000	(597,000)	746,000	(9,397,000)
Operating income	589,924,000	557,260,000	1,591,092,000	1,594,812,000
Other (income) expense:
Interest income	(11,616,000)	(8,740,000)	(39,930,000)	(25,982,000)
Interest expense	110,719,000	111,912,000	333,700,000	336,434,000
Income before income taxes	490,821,000	454,088,000	1,297,322,000	1,284,360,000
Income tax expense	161,719,000	148,259,000	440,294,000	420,873,000
Net Income	329,102,000	305,829,000	857,028,000	863,487,000
Less: Net income attributable to noncontrolling interests	58,259,000	32,855,000	147,081,000	102,490,000
Net Income attributable to the Company	270,843,000	272,974,000	709,947,000	760,997,000
Basic income per Ordinary share	$ 0.89	$ 0.91	$ 2.35	$ 2.50
Earning Per Share Diluted	$ 0.89	$ 0.90	$ 2.35	$ 2.49